UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  (333-181202)

Brown Advisory Funds
________________________________________________________________
(Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
________________________________________________________________
(Address of principal executive offices) (Zip code)

David M. Churchill
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 537-5400

Date of fiscal year end:  June 30

Date of reporting period:  June 30, 2012

Item 1: Proxy Voting Record

Fund Name: Brown Advisory Tax Exempt Bond Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Item 1: Proxy Voting Record

Fund Name: Brown Advisory Winslow Sustainability Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Brown Advisory Funds

By (Signature and Title)*    /s/David M. Churchill
David M. Churchill
Principal Executive Officer

Date    August 22, 2012

* Print the name and title of each signing officer under his or her signature.